Leases - Schedule of Future Minimum Lease Payments (Details) - USD ($) $ in Thousands	Sep. 30, 2025	Dec. 31, 2024
Leases [Abstract]
Remainder of 2025	$ 4,804
2025 / 2026	18,346	$ 19,739
2026 / 2027	14,728	17,455
2027 / 2028	8,335	12,714
2028 / 2029	5,835	6,451
2029 / 2028		4,095
Thereafter		40,226
Thereafter	40,780
Total undiscounted cash flows	92,828	100,680
Less: Imputed interest	(29,083)	(30,452)
Present value of lease liabilities	$ 63,745	$ 70,228